Document and Entity Information	Aug. 28, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001501989
Document Type	8-K
Document Period End Date	Aug. 28, 2019
Entity Registrant Name	CYTOMX THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37587
Entity Tax Identification Number	27-3521219
Entity Address, Address Line One	151 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	515-3185
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	CTMX
Security Exchange Name	NASDAQ